Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Millions, $ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	[1]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2018				725.3	2.0
Shareholders' equity, beginning balance at Dec. 31, 2018	$ 17,641	$ 29		$ 3,634	$ (175)	$ 408	$ (2,849)	$ 16,623	$ 29
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,216							4,216
Stock options exercised (in shares)				1.1
Stock options exercised	77			$ 89		(12)
Settlement of equity settled awards (in shares)				0.5	(0.5)
Settlement of equity settled awards	(72)				$ 45	(56)		(61)
Stock-based compensation expense and other	$ 61					63		(2)
Repurchase of common shares (in shares)	(14.3)			(14.3)
Repurchase of common shares	$ (1,700)			$ (73)				(1,627)
Share purchases by Share Trusts (in shares)				(0.3)	0.3
Share purchases by Share Trusts	(33)				$ (33)
Other comprehensive income (loss)	(634)						(634)
Dividends	$ (1,544)							(1,544)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2019	714.1			712.3	1.8
Shareholders' equity, ending balance at Dec. 31, 2019	$ 18,041			$ 3,650	$ (163)	403	(3,483)	17,634
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,562							3,562
Stock options exercised (in shares)				0.8
Stock options exercised	56			$ 65		(9)
Settlement of equity settled awards (in shares)				0.6	(0.6)
Settlement of equity settled awards	(57)				$ 62	(82)		(37)
Stock-based compensation expense and other	$ 65					67		(2)
Repurchase of common shares (in shares)	(3.3)			(3.3)
Repurchase of common shares	$ (379)			$ (17)				(362)
Share purchases by Share Trusts (in shares)				(0.1)	0.1
Share purchases by Share Trusts	(14)				$ (14)
Other comprehensive income (loss)	11						11
Dividends	$ (1,634)							(1,634)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2020	711.6			710.3	1.3
Shareholders' equity, ending balance at Dec. 31, 2020	$ 19,651			$ 3,698	$ (115)	379	(3,472)	19,161
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,892							4,892
Stock options exercised (in shares)				0.7
Stock options exercised	52			$ 60		(8)
Settlement of equity settled awards (in shares)				0.4	(0.4)
Settlement of equity settled awards	(64)				$ 38	(60)		(42)
Stock-based compensation expense and other	$ 84					86		(2)
Repurchase of common shares (in shares)	(10.3)			(10.3)
Repurchase of common shares	$ (1,582)			$ (54)				(1,528)
Share purchases by Share Trusts (in shares)				(0.2)	0.2
Share purchases by Share Trusts	(26)				$ (26)
Other comprehensive income (loss)	1,477						1,477
Dividends	$ (1,740)							(1,740)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2021	702.0			700.9	1.1
Shareholders' equity, ending balance at Dec. 31, 2021	$ 22,744			$ 3,704	$ (103)	$ 397	$ (1,995)	$ 20,741

[1]	The Company adopted Accounting Standards Update (ASU) 2016-02: Leases and related amendments (Topic 842) in the first quarter of 2019 using a modified retrospective approach with a cumulative-effect adjustment to Retained earnings recognized on January 1, 2019, with no restatement of comparative period financial information.